Related parties - Narrative (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) subsidiary	Jun. 30, 2020 USD ($)
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary		3
Services provided to, related party transactions		$ 1	$ 2
Overland ADCT BioPharma
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions	$ 790	$ 790